Other Long Term Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2009 USD ($) agreement
Other Long Term Liabilities
Pensions and other post-retirement benefits	$ 598	$ 564
Share-based compensation plans	339	469
Partnership liability	398	413
Deferred revenue	13	22
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus	83	85
Other	57	89
Other long term liabilities	1,488	1,642
Distribution to partners	65	60
Distribution to partners, interest component	49	51
Distribution to partners, principal component	16	9
Petro Canada
Other Long Term Liabilities
Number of EPSA's agreement ratified | agreement			6
Signature bonus	$ 83	$ 85	$ 500